Filed with the Securities and Exchange Commission on April 24, 2012

1933 Act Registration File No.   333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	3	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	4	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street, 23rd Floor
New York, New York 10055
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 443-4693

Robert P. Morse, President
55 East 52nd Street, 23rd Floor
New York, New York 10055
(Name and Address of Agent for Service)

Copy to:

Richard Teigen, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2012 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 2 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 24, 2012 and pursuant to Rule 485(a)(2) would have become effective on April 24, 2012.

This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2012 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of April, 2012.

WALL STREET EWM FUNDS TRUST By: /s/ Robert P. Morse Robert P. Morse President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to its Registration Statement has been signed below on April 24, 2012 by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	President, Trustee and Chairperson	April 24, 2012
/s/ Amb. Kurt D. Volker * Amb. Kurt D. Volker	Independent Trustee	April 24, 2012
/s/ Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Independent Trustee	April 24, 2012
/s/ Michael R. Linburn * Michael R. Linburn	Executive Vice President and Secretary	April 24, 2012
/s/ Jian H. Wang * Jian H. Wang	Executive Vice President and Treasurer	April 24, 2012

* By: /s/ Robert P. Morse
Robert P. Morse
Attorney-in-Fact pursuant to
*Attorney-in-Fact pursuant to Power of
                Attorney previously filed with Registrant’s
                Registration Statement on Form N-1A with
                the SEC on April 14, 2011, and is
                incorporated by reference.